Debt (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt
Summary of debt

		June 30, 2019		December 31, 2018
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Unsecured Notes	2024	7.875%	$500,000	7.875%	$500,000
Term Loan Facility	2023	5.652%	846,320	5.729%	1,483,993
Revolving Credit Facility	2021	—%	—	5.754%	5,000
Revolving Credit Facility	2021	—%	—	5.729%	40,000
Total debt outstanding			1,346,320		2,028,993
Deferred financing charges			(21,201)		(34,838)
Term Loan Facility, discount			(1,855)		(3,633)
Current Portion of Long-Term Debt			(15,345)		(60,345)
Long-term debt, net of current portion and deferred financing charges			$1,307,919		$1,930,177

		September 30, 2019		December 31, 2018
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Unsecured Notes	2024	7.875%	$500,000	7.875%	$500,000
Term Loan Facility	2023	5.294%	842,484	5.729%	1,483,993
Revolving Credit Facility	2021	—%	—	5.754%	5,000
Revolving Credit Facility	2021	—%	—	5.729%	40,000
Total debt outstanding			1,342,484		2,028,993
Deferred financing charges			(20,038)		(34,838)
Term Loan Facility, discount			(1,737)		(3,633)
Current Portion of Long-Term Debt			(15,345)		(60,345)
Long-term debt, net of current portion and deferred financing charges			$1,305,364		$1,930,177

		December 31, 2018		December 31, 2017
		Effective		Effective
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Unsecured Notes	2024	7.875%	$500,000	7.875%	$500,000
Term Loan Facility	2023	5.729%	1,483,993	4.700%	1,530,700
The Revolving Credit Facility	2021	5.754%	5,000	—%	—
The Revolving Credit Facility	2021	5.729%	40,000	4.751%	30,000
Total debt outstanding			2,028,993		2,060,700
Debt issuance costs			(34,838)		(43,086)
Term Loan Facility, discount			(3,633)		(4,534)
Short-term debt, including current portion of long-term debt			(60,345)		(45,345)
Long-term debt, net of current portion and debt issuance costs			$1,930,177		$1,967,735

Schedule of Senior Unsecured Notes redemption price as a percentage of principal

Redemption Price
Period	(as a percentage of principal)
2019	103.938%
2020	101.969%
2021 and thereafter	100.000%

Schedule of maturities of outstanding borrowings

Amounts due under all of the outstanding borrowings as of December 31, 2018 for the next five years are as follows:

2019	$60,345
2020	15,345
2021	15,345
2022	15,345
2023	1,422,613
Thereafter	500,000
Total maturities	2,028,993
Less: capitalized debt issuance costs and original issue discount	(38,471)
Total debt outstanding as of December 31, 2018	$1,990,522